Long-Term Investment	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Long-Term Investment
16. LONG-TERM INVESTMENT

The following table shows a continuity of the Company's long-term investment, classified as financial assets measured at FVTOCI and equity investees:

	FVTOCI	Investment in Associate
Investment in Maverix	Maverix	Maverix	Total
At December 31, 2021	$—	$77.4	$77.4
Equity pick-up from equity investees	—	0.4	0.4
Dividends received	—	(0.3)	(0.3)
Loss of significant influence	124.7	(77.5)	47.2
Investment revaluation reserve fair value adjustment	(3.5)	—	(3.5)
At December 31, 2022	$121.2	$—	$121.2
Investment revaluation reserve fair value adjustment	3.5	—	3.5
Maverix shares returned	(124.7)	—	(124.7)
Triple Flag shares received	53.0	—	53.0
Disposal of Triple Flag shares	(53.0)	—	(53.0)
At December 31, 2023	$—	$—	$—
Investment in Maverix:
On January 19, 2023, Triple Flag Precious Metals Corp. ("Triple Flag") and Maverix completed a plan of arrangement in which Triple Flag issued a total of 45.1 million common shares and $86.7 million in cash to former Maverix shareholders (the "Maverix Sale"). As a result, the Company received $58.8 million in cash and 4.0 million Triple Flag shares in exchange for its interest in Maverix. On January 26, 2023, the Company sold its entire interest in Triple Flag for net proceeds of $46.5 million, including $1.3 million in commission fees.
On March 31, 2022, the Company determined that it no longer held significant influence over Maverix due to declining to exercise its right to nominate a representative to serve as a director on Maverix’s Board of Directors and accordingly the Company no longer had the power to participate in the financial and operating policy decisions of Maverix. As a result, the Company recorded a $44.6 million gain concurrent with the redesignation of its investment in Maverix from Investment in Associate, accounted using the Equity Method whereby the Company's recorded into income its ownership proportion of Maverix estimated earnings, into a long-term financial asset recorded at FVTOCI.
The Company's share of Maverix income or loss was recorded based on its 17% interest up until March 31, 2022, representing the Company’s fully diluted ownership.